INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

		Useful life	December 31,
		(years)	2021	2020
a.	Impaired cost:
	Acquired technology and license	4 - 10	$21,815	$19,857
	Customer relationship	4.5 - 9	4,951	4,750

			26,766	24,607
	Accumulated amortization:
	Acquired technology and license		19,639	19,299
	Customer relationship		4,757	4,739

			24,396	24,038

	Amortized cost		$2,370	$569

Schedule of expected amortization expenses

Year ending December 31,
2022	$804
2023	545
2024 and thereafter	1,021

$2,370